Estimated Consideration and Preliminary Purchase Price Allocation	3 Months Ended
Mar. 31, 2024
Estimated Consideration and Preliminary Purchase Price Allocation [Abstract]
Estimated Consideration and Preliminary Purchase Price Allocation
2. Estimated Consideration and Preliminary Purchase Price Allocation
Estimated Consideration
The preliminary fair value of the total consideration is approximately $398.5 million and is comprised of the following components (in thousands):

Preferred stock consideration	$274,938
Common stock consideration	89,297
Assumed share-based awards	24,818
Warrant consideration	764
Estimated direct transaction costs	7,434

Total consideration	$397,251

The preliminary fair value of the consideration transferred was calculated based on the following assumptions:

•
Preferred stock consideration (the “Preferred Stock Consideration”):
Issuance of 851,202 shares of Nuvation Bio Convertible Preferred Stock issued to the pre-Acquisition
equityholders of AnHeart and the closing stock price of Nuvation Bio common stock on the Nasdaq Global Market on April 9, 2024, which was $3.23 per share, multiplied by the Conversion Ratio of 100 based on each share of Series A
Non-Voting
Preferred Stock being convertible into 100 shares of Common Stock. The Preferred Stock converts to Common Stock upon shareholder approval. The Company expects such approval to be obtained in July 2024, before the first dividend date and within a reasonable amount of time from the acquisition date. Accordingly, the Company determined that the Preferred Stock effectively has the same economic rights and preferences as the Common Stock of the Company. Considering the expected conversion to the Common Stock of the Company in the near term from issuance upon shareholder approval, the Company determined that the value of the Preferred Shares can be approximated by the value of the Nuvation Bio’s common shares in which they convert.

•
Common stock consideration (the “Common Stock Consideration”):
Issuance of 27,646,255 shares of Nuvation Bio Class A Common Stock issued to the pre-Acquisition
equityholders of AnHeart and the closing stock price of Nuvation Bio common stock on the Nasdaq Global Market on April 9, 2024, which was $3.23 per share.

•
Assumed share-based awards (the “Assumed Share-based Awards”):
Pursuant to the Merger Agreement, at the Closing Date, Nuvation Bio issued approximately 13,742,239 Assumed Options and 2,201,694 Assumed RSUs in exchange for AnHeart Options and AnHeart RSUs. Each Assumed Option and Assumed RSU is subject to the same terms and conditions (including vesting and exercise schedule) as were applicable to the corresponding AnHeart Option or AnHeart RSU immediately prior to the First Effective Time. Nuvation Bio will account for the portion of the estimated fair value of the assumed share-based awards attributable to the pre-combination
service period as a component of estimated merger consideration, and the remainder of the estimated fair value will be accounted as post-combination expense by Nuvation Bio, subject to the grantees meeting the applicable vesting conditions. The unaudited pro forma condensed combined financial information reflects the post-combination expense as stock-based compensation expense over the remaining vesting term in the period subsequent to the merger.

Prior to completion and subsequent to the time when negotiations for the Acquisition began, change-in-control
provisions for certain AnHeart employees were modified, resulting in the modified awards becoming fully vested upon completion of the Acquisition. Nuvation Bio has preliminarily determined that such modifications were primarily for the benefit of the Post-Closing Nuvation Bio and the impact of modified change-in-control
provisions is reflected as a nonrecurring expense in these unaudited pro forma condensed combined financial statements.
Certain Assumed RSUs are subject to performance-based vesting conditions with the awards becoming vested upon meeting certain regulatory submissions or approvals relating to the Taletrectinib asset. The unaudited pro forma condensed combined financial information reflects the post-combination expense for such awards based on management’s preliminary estimate of the implicit service period and the probability of meeting the applicable vesting conditions. Such estimates are based on certain currently available information, assumptions, and methodologies that Nuvation Bio believes are reasonable under the circumstances. However, such estimates may change as additional information becomes available and is evaluated by Nuvation Bio, and it is possible that the difference may be material.

•
Estimated direct transaction costs: Represents the estimated transaction costs, primarily legal and advisory services, incurred by Nuvation Bio through the closing of the Acquisition. Nuvation Bio had incurred approximately $4.3 million as of March 31, 2024, with the remaining estimated transaction expenses of $3.1 million incurred subsequent to March 31, 2024. Because the transaction costs are a component of the total consideration and allocated amongst acquired assets instead of directly expensed, the estimated transaction costs are reflected as an adjustment in the unaudited pro forma condensed combined balance sheet without a corresponding adjustment to the unaudited pro forma condensed combined statement of operations.

•
Warrant consideration (the “Warrant Consideration”): Issuance of Consideration Warrants for 2,893,731 shares of Class A Common Stock at an exercise price of $11.50 per share. The fair value of the warrants was determined to approximate
the
public warrant trading price as of closing of the acquisition
, yielding a fair value of approximately $0.26 per share. The Consideration Warrants are restricted with respect to the exercise and transfer thereof until receipt of such stockholder approval and otherwise have terms identical to those of the Company’s outstanding publicly traded warrants. Accordingly, Nuvation Bio has classified the Consideration Warrants as liabilities, similar to the classification of Nuvation Bio’s other warrants.

Preliminary Purchase Price Allocation
Fair value of the net assets acquired based upon the net assets as of March 31, 2024, are as follows (in thousands):
Net Assets acquired:

Assets acquired
In-process research and development	$418,755
Cash and cash equivalents	19,346
Accounts receivable	5,329
Assembled workforce	3,024
Prepaid expenses and other current assets	2,771
Property and equipment, net	170

Total assets acquired	$449,395

Liabilities assumed
Lines of credit, current	13,620
Contract liabilities, current	12,567
Contract liabilities, net of current portion	10,182
Accounts payable	8,477
Accrued expenses	7,178
Lines of credit, net of current portion	120

Total liabilities assumed	$52,144

Net Assets Acquired	$397,251

The above allocation of the purchase price is preliminary and is based on the preliminary information available and management’s preliminary valuation of the fair value of tangible and intangible assets acquired and liabilities assumed and the preliminary value of the consideration transferred. Because the Acquisition is accounted for as an asset acquisition and total consideration is allocated to acquired assets on a relative fair value basis, there could be differences in the relative fair value allocation of total consideration transferred between the preliminary estimates and final analyses of the valuation of assets acquired and liabilities assumed. The value allocated to the acquired in-process
research and development is expected to be recognized as a nonrecurring expense on the acquisition date because Nuvation Bio has preliminarily concluded that the IPR&D asset does not have a future alternative use. The unaudited pro forma condensed combined balance sheet reflects the nonrecurring expense as an adjustment to the accumulated deficit, as shown in Note 3(I). The unaudited pro forma condensed combined statement of operations for the year ended December 31, 2023, reflects the value allocated to the IPR&D asset as a nonrecurring expense, giving effect to the Acquisition and related transactions as if they had occurred on January 1, 2023, as shown in Note 3(DD). Because the amount allocated to the IPR&D asset is recognized as a nonrecurring expense on the acquisition date, this will not have a continuing impact on the Post-Closing Nuvation Bio financial results.
Nuvation Bio has preliminarily concluded that the useful life of the assembled workforce intangible asset is two years, and the amortization of the intangible asset is reflected as an adjustment to general and administrative expenses in unaudited pro forma condensed combined statements of operations for the three months ended March 31, 2024, and the year ended December 31, 2023. These preliminary estimates of fair value and estimated useful lives may differ from final amounts the Company will calculate after completing a detailed valuation analysis, and the difference could have a material effect on the accompanying unaudited pro forma condensed combined financial statements.